ACQUISITION OF GOLDSOURCE MINES INC. (Disclosure of fair value of assets acquired and liabilities assumed) (Details) - Jul. 03, 2024 - Goldsource Mines Inc. [Member] $ in Thousands	CAD ($)	USD ($)
Fair value of net assets acquired and (liabilities) assumed [Line Items]
Cash		$ 517
Amounts receivable and prepaid expenses		454
Building, vehicles and equipment		402
Mining interest		37,685
Accounts payable and accrued liabilities		(1,225)
Reclamation and rehabilitation obligation		(1,265)
Wexford Bridge Loan and accrued interest	$ (2,000)	(1,506)
Fair value of the assets acquired and liabilities assumed		$ 35,062